Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

15.Subsequent Events

a)	Series B Preferred Stock Dividends: On January 18, 2022 and April 18, 2022, the Company paid quarterly dividends on its series B preferred stock, amounting to $0.5546875 per share, or $1,442, each, to its stockholders of record as of January 14, 2022 and April 14, 2022, respectively.
b)	Acquisition of vessel: On February 16, 2022, the Company acquired the vessel Leonidas P.C. (ex Magnolia) (Note 5).
c)	Restricted share awards: On February 25, 2022, the Company's Board of Directors approved the award of 1,470,000 shares of restricted common stock to executive management and non-executive directors, pursuant to the Company's amended plan, as annual bonus. The fair value of the restricted shares based on the closing price on the date of the Board of Directors' approval was $6,105. The cost of these awards will be recognized in income ratably over the restricted shares vesting period which will be 3 years.
d)	Common Stock Dividend: On March 21,2022, the Company paid a dividend on its common stock of $0.20 per share, or $17,227, to its stockholders of record as of March 9,2022.
e)	Vessel delivery and sale and leaseback transaction: On March 29, 2022, the Company acquired Florida, the Capesize dry bulk vessel it had agreed to acquire from a third party company (Note 5). On the same date, the Company sold the vessel at the price of $50,000 to a different third party company and entered into a bare boat charter with the new owner of the vessel, under a sale and leaseback transaction, pursuant to which the Company will act as charterer. The bare boat charter has a duration of ten years and the Company will have the option to acquire the vessel after a specific period at prices specified in the agreement.
f)	The war in Ukraine: The war in Ukraine has disrupted supply chains and caused instability in the energy markets and the global economy, which have experienced significant volatility. The United States and the European Union, among other countries, have announced sanctions against Russia, including sanctions targeting the Russian oil sector, among those a prohibition on the import of oil and coal from Russia to the United States. Currently, the Company's operations, or our counterparties, have not been significantly affected by the war in Ukraine and its implications, however, the ongoing conflict could result in uncertain impacts on the international shipping markets the world economy and consequently the Company's business and results of operations.